Equity Method Investment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity Method Investment, Summarized Financial Information [Abstract]
Gain on sale of equity method investment	The gain was computed as follows:

(in thousands)	March 10, 2022
Cash received	$130,000
Plus: Fair value of equity method investment	31,223
Less: Carrying value of transferred assets	(29,974)

Gain on sale of business	$131,249

During the nine months ended September 30, 2023, the Company determined that the fair value of its investment in OXB (US) LLC was negatively impacted due to a change in OXB (US) LLC’s forecasted performance relative to expected performance when the Company initially invested in OXB (US) LLC. The Company determined that the decline in value was deemed to be other than temporary and recorded an impairment charge of
$
3.8
million to reduce its equity method investment to fair value.	The gain was computed as follows:

(in thousands)	March 10, 2022
Cash received	$130,000
Plus: Fair value of equity method investment	31,223
Less: Carrying value of transferred assets	(29,974)

Gain on sale of business	$131,249

Schedule of Summarized Financial Information
Summarized financial information for OXB
(US) LLC
is as follows:

December 31, 2022
Balance Sheet Data	(in thousands)
Current assets	$39,237
Noncurrent assets	$228,745
Current liabilities	$12,352
Noncurrent liabilities	$37,718

December 31, 2022
Statement of Operations Data	(in thousands)
Revenues	$29,380
Net loss	$29,036
See Note 16 for information regarding the Company’s related party transactions with OXB
(US) LLC
.